Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,610)	$ (1,284)	$ (1,496)
NII Sensitivity	1,135	2,000	1,213
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,056	543	1,102
NII Sensitivity	(1,216)	$ (1,481)	$ (1,381)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(103)
NII Sensitivity	668
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(52)
NII Sensitivity	(724)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,507)
NII Sensitivity	467
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,108
NII Sensitivity	$ (492)